Disclosures on reserves in Equity (Details 4) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	$ 15,874	$ 15,763	$ 13,009
Total Other reserves	16,318	14,086	11,332
SQM Iberian S.A. [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	9,464	9,464	9,464
Adjustments to equity	(1,677)	(1,677)	(1,677)
SQM Europe N.V. [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	1,957	1,957	1,957
Soquimich European Holding B.V. [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	828	828	828
Abu Dhabi Fertilizer Industries WWL [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	455	455	455
Doktor Tarsa Tarim Sanayi AS [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	0	305	305
Kore Potash PLC [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	3,170	2,754	0
Orcoma Estudios SPA [Member]
Disclosure of Disclosures on equity [Line Items]
Adjustments to equity	$ 2,121	$ 0	$ 0